Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Revenue	$ 186,563	$ 141,841	$ 116,085
Cost of revenue	50,314	41,809	36,821
Gross profit	136,249	100,032	79,264
Operating expenses
Research and development	22,593	17,663	14,461
Sales and marketing	96,154	65,187	51,224
General and administrative	27,875	19,756	15,806
Restructuring			1,203
Total operating expenses	146,622	102,606	82,694
Loss from operations	(10,373)	(2,574)	(3,430)
Other income (expense)
Interest income	510	74	62
Interest expense	(268)	(690)	(703)
Foreign exchange income	6,892	811	4,508
Total other income (expense), net	7,134	195	3,867
(Loss) income before income taxes	(3,239)	(2,379)	437
Provision for income taxes	2,202	865	152
Net (loss) income	(5,441)	(3,244)	285
Reconciliation of net (loss) income to net (loss) income applicable to ordinary shareholders:
Net (loss) income	(5,441)	(3,244)	285
Net (loss) income applicable to participating securities			80
Net (loss) income applicable to ordinary shareholders—basic	(5,441)	(3,244)	205
Net (loss) income	(5,441)	(3,244)	285
Net (loss) income applicable to participating securities			75
Net (loss) income applicable to ordinary shareholders—diluted	$ (5,441)	$ (3,244)	$ 210
Net (loss) income per share applicable to ordinary shareholders: (Note 2)
Basic	$ (0.10)	$ (0.08)	$ 0.01
Diluted	$ (0.10)	$ (0.08)	$ 0.01
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders:
Basic	54,810	40,826	32,354
Diluted	54,810	40,826	36,075